Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Total			$ 7,527,900	$ 7,583,028
Less: Accumulated depreciation and amortization			(6,757,352)	(6,126,438)
Total	$ 1,215,626		770,548	1,456,590
Depreciation and amortization	$ 665,832	$ 1,015,118	1,256,391	1,829,997
Computer equipment
Property and Equipment, Net
Total			1,548,538	1,672,315
Computer software
Property and Equipment, Net
Total			5,123,755	4,980,196
Equipment
Property and Equipment, Net
Total			4,827	5,250
Furniture and fixtures
Property and Equipment, Net
Total			163,756	177,831
Leasehold improvements
Property and Equipment, Net
Total			$ 687,024	$ 747,436